Goodwill and impairment review of goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Disclosure of reconciliation of goodwill

		$ million
	2025	2024
Cost
At 1 January	15,530	13,176
Exchange adjustments	397	(179)
Acquisitions and other additions	(89)	2,734
Reclassified as assets held for sale	(2,756)	(79)
Deletions and disposals	(133)	(122)
At 31 December	12,949	15,530
Impairment losses
At 1 January	642	704
Exchange adjustments	30	(2)
Impairment losses for the year	2,009	—
Deletions and disposals	(32)	(60)
At 31 December	2,649	642
Net book amount at 31 December	10,300	14,888
Net book amount at 1 January	14,888	12,472
Impairment review of goodwill

		$ million
Goodwill at 31 December	2025	2024
gas & low carbon energy[a]	3,185	5,166
oil production & operations	4,870	4,925
customers & products[a]	2,245	4,797
other businesses & corporate	—	—
	10,300	14,888

Schedule of goodwill	gas & low carbon energy and oil production & operations

						$ million		$ million
				gas & low carbon energy			oil production & operations
			2025			2024	2025	2024
	Upstream gas businesses	Transition businesses	Total	Upstream gas businesses	Transition businesses	Total[a]
Goodwill[a]	2,260	925	3,185	2,228	2,938	5,166	4,870	4,925
Excess of recoverable amount over carrying amount	2,917	—	2,917	2,026	n/a	2,026	13,748	12,432
aRestated to reflect the move of Archaea Energy from the customers & products segment to the gas & low carbon energy segment.
customers & products

										$ million
					2025					2024
	Castrol	US Fuels	European Fuels	Other	Total	Castrol	US Fuels	European Fuels	Other	Total[a]
Goodwill[a]	—	844	823	578	2,245	2,615	828	801	553	4,797
aRestated to reflect the move of our Archaea Energy business from the customers & products segment to the gas & low carbon energy segment.